INCOME TAXES (Schedule of Income Before Taxes) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Cayman		8,452,012	(30,010,398)	(39,345,451)
China		(18,142,299)	80,657,817	66,866,024
Income/(loss) before income tax expense/(benefit)	$ (1,555,399)	(9,690,287)	50,647,419	27,520,573